Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date		rr_ProspectusDate	Jun. 29, 2015
Cap Reserves | Fidelity Government Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Government Money Market Fund/Capital Reserves
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Government Money Market Fund, a class of shares of Fidelity Government Money Market Fund, from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity Government Money Market Fund, a class of shares of Fidelity Government Money Market Fund.

Performance history will be available at www.advisor.fidelity.com for Capital Reserves Class after Capital Reserves Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of Fidelity Government Money Market Fund, a class of shares of Fidelity Government Money Market Fund, from year to year.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	[1]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Government Money Market Fund:	Returns	Quarter ended
Highest Quarter Return	1.25%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2015

Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Government Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Capital Reserves Class would have substantially similar annual returns to Fidelity Government Money Market Fund because the classes are invested in the same portfolio of securities. Capital Reserves Class's returns will be lower than Fidelity Government Money Market Fund's returns to the extent that Capital Reserves Class has higher expenses.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2014
Cap Reserves | Fidelity Government Money Market Fund | Capital Reserves Class
Risk/Return:		rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management fee	[2]	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses		rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.95%
1 year		rr_ExpenseExampleYear01	$ 97
3 years		rr_ExpenseExampleYear03	300
5 years		rr_ExpenseExampleYear05	528
10 years		rr_ExpenseExampleYear10	$ 1,182
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Performance history will be available at www.advisor.fidelity.com for Capital Reserves Class after Capital Reserves Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Cap Reserves | Fidelity Government Money Market Fund | Class: Fidelity Government Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
2005	[1]	rr_AnnualReturn2005	2.87%
2006	[1]	rr_AnnualReturn2006	4.71%
2007	[1]	rr_AnnualReturn2007	4.90%
2008	[1]	rr_AnnualReturn2008	2.31%
2009	[1]	rr_AnnualReturn2009	0.32%
2010	[1]	rr_AnnualReturn2010	0.01%
2011	[1]	rr_AnnualReturn2011	0.01%
2012	[1]	rr_AnnualReturn2012	0.01%
2013	[1]	rr_AnnualReturn2013	0.01%
2014	[1]	rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Label		rr_AverageAnnualReturnLabel	Fidelity Government Money Market Fund
Past 1 year	[1]	rr_AverageAnnualReturnYear01	0.01%
Past 5 years	[1]	rr_AverageAnnualReturnYear05	0.01%
Past 10 years	[1]	rr_AverageAnnualReturnYear10	1.50%

[1]	The returns shown above are for Fidelity Government Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Capital Reserves Class would have substantially similar annual returns to Fidelity Government Money Market Fund because the classes are invested in the same portfolio of securities. Capital Reserves Class's returns will be lower than Fidelity Government Money Market Fund's returns to the extent that Capital Reserves Class has higher expenses.
[2]	Adjusted to reflect current fees.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.95%. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.